UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21343

Salomon Brothers Emerging Markets Debt Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-725-6666

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

Salomon Brothers Emerging Markets Debt Fund Inc.

FORM N-Q

JULY 31, 2006

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.

Schedule of Investments (unaudited)	July 31, 2006

FACE AMOUNT†		SECURITY	VALUE
SOVEREIGN BONDS - 76.0%
Argentina - 3.7%
		Republic of Argentina:
2,000,000	EUR	9.250% due 10/21/02 (a)	$740,283
5,000,000	DEM	10.250% due 2/6/03 (a)	1,015,589
1,425,000	EUR	9.000% due 6/20/03 (a)	531,999
1,000,000	EUR	9.500% due 3/4/04 (a)	386,096
5,000,000	DEM	7.000% due 3/18/04 (a)	987,039
2,000,000	EUR	8.500% due 7/1/04 (a)	765,810
2,000,000	EUR	10.000% due 1/7/05 (a)	810,482
3,200,000	ARS	8.125% due 4/21/08 (a)	1,245,718
1,200,000	EUR	9.000% due 7/6/10 (a)	457,572
4,079,250		4.889% due 8/3/12 (b)	3,787,717
5,820,955	ARS	Bonds, 2.000% due 1/3/10 (b)	3,677,583
2,916,931	ARS	Discount Bonds, 5.830% due 12/31/33 (b)	1,091,670
		GDP Linked Securities:
82,017,123	ARS	0.000% due 12/15/35 (b)	2,265,394
4,825,000	EUR	0.000% due 12/15/35 (b)	569,651
4,205,000		0.000% due 12/15/35 (b)	397,372
		Medium-Term Notes:
525,000	EUR	8.750% due 2/4/03 (a)	208,564
5,000,000,000	ITL	7.000% due 3/18/04 (a)	992,873
2,000,000	EUR	7.000% due 3/18/04 (a)	775,383
1,000,000	EUR	9.250% due 7/20/04 (a)	382,905
2,000,000	EUR	8.125% due 10/4/04 (a)	749,856
1,000,000	EUR	Series APR, 8.000% due 2/26/08 (a)	402,050

		Total Argentina	22,241,606

Brazil - 16.5%
		Federative Republic of Brazil:
27,754,000		11.000% due 8/17/40 (h)	35,622,259
		Collective Action Securities:
6,010,000		8.750% due 2/4/25	6,949,062
4,700,000		8.250% due 1/20/34 (c)	5,232,275
47,195,000		Notes, 8.000% due 1/15/15 (c)	51,171,179

		Total Brazil	98,974,775

Chile - 0.3%
2,033,000		Republic of Chile, 5.500% due 1/15/13	2,009,895

Colombia - 4.6%
		Republic of Colombia:
160,000		11.750% due 2/25/20	220,800
9,765,000		8.125% due 5/21/24	10,472,963
12,940,000		10.375% due 1/28/33	17,080,800

		Total Colombia	27,774,563

Ecuador - 1.5%
8,790,000		Republic of Ecuador, 9.000% due 8/15/30 (b)(d)	8,921,850

El Salvador - 1.6%
		Republic of El Salvador:
7,420,000		7.750% due 1/24/23 (d)	8,013,600
1,500,000		8.250% due 4/10/32 (d)	1,616,250

		Total El Salvador	9,629,850

Indonesia - 0.5%
2,400,000		Republic of Indonesia, 8.500% due 10/12/35 (d)	2,717,160

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT†	SECURITY	VALUE
Malaysia - 2.5%
15,430,000	Penerbangan Malaysia Berhad, 5.625% due 3/15/16 (d)	$15,092,469
Mexico - 11.1%
	United Mexican States:
1,395,000	11.375% due 9/15/16	1,956,488
2,500,000	8.125% due 12/30/19	2,920,000
	Medium-Term Notes:
30,400,000	5.625% due 1/15/17 (c)	29,206,800
1,920,000	8.300% due 8/15/31	2,310,720
	Series A:
2,001,000	6.375% due 1/16/13	2,060,029
10,201,000	6.625% due 3/3/15	10,657,495
11,120,000	8.000% due 9/24/22 (c)	12,882,520
4,047,000	Series XW, 10.375% due 2/17/09 (c)	4,496,217

	Total Mexico	66,490,269

Panama - 4.7%
	Republic of Panama:
11,418,000	7.250% due 3/15/15	11,814,775
3,100,000	8.875% due 9/30/27	3,673,500
2,940,000	9.375% due 4/1/29	3,623,550
9,432,000	6.700% due 1/26/36	8,983,980

	Total Panama	28,095,805

Peru - 3.5%
	Republic of Peru:
13,018,000	8.750% due 11/21/33 (c)	15,100,880
2,885,750	FLIRB, 5.000% due 3/7/17 (b)	2,820,821
3,183,700	PDI, 5.000% due 3/7/17 (b)	3,127,985

	Total Peru	21,049,686

Philippines - 1.4%
6,520,000	Republic of the Philippines, 10.625% due 3/16/25 (h)	8,369,887

Russia - 12.1%
	Russian Federation:
2,175,000	11.000% due 7/24/18 (d)	3,061,312
1,595,000	12.750% due 6/24/28 (d)	2,775,300
61,375,000	5.000% due 3/31/30 (b)(d)	66,840,444

	Total Russia	72,677,056

South Africa - 1.4%
8,425,000	Republic of South Africa, 6.500% due 6/2/14	8,677,750

Turkey - 4.0%
	Republic of Turkey:
3,380,000	11.500% due 1/23/12	4,039,100
1,257,000	11.000% due 1/14/13	1,492,688
2,125,000	7.250% due 3/15/15	2,119,687
9,200,000	11.875% due 1/15/30 (h)	13,391,750
2,042,000	8.000% due 2/14/34	2,077,735
798,000	Collective Action Securities, Notes, 9.500% due 1/15/14	896,753

	Total Turkey	24,017,713

Uruguay - 0.9%
5,432,076	Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (e)	5,350,595

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2006

FACE AMOUNT†		SECURITY	VALUE
Venezuela - 5.7%
		Bolivarian Republic of Venezuela:
1,175,000		5.375% due 8/7/10 (d)	$1,135,344
885,000		8.500% due 10/8/14	971,288
12,014,000		5.750% due 2/26/16	11,010,831
1,674,000		7.650% due 4/21/25	1,763,559
		Collective Action Securities:
14,655,000		6.511% due 4/20/11 (b)(d)	14,735,602
3,850,000		Notes, 10.750% due 9/19/13	4,680,637

		Total Venezuela	34,297,261

		TOTAL SOVEREIGN BONDS (Cost - $435,303,032)	456,388,190

CORPORATE BONDS & NOTES - 15.3%
Brazil - 0.4%
2,175,000		Vale Overseas Ltd., Notes, 6.250% due 1/11/16	2,155,425

Chile - 1.6%
2,925,000		Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (d)	2,853,972
		Enersis SA:
4,001,000		Bonds, 7.375% due 1/15/14	4,129,048
2,285,000		Notes, 7.400% due 12/1/16	2,364,840

		Total Chile	9,347,860

Malaysia - 0.3%
1,650,000		Petronas Capital Ltd., Notes, 7.875% due 5/22/22 (d)	1,933,643
113,000		Sarawak International Inc., Senior Bonds, 5.500% due 8/3/15	106,451

		Total Malaysia	2,040,094

Mexico - 5.4%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
380,000		10.250% due 6/15/07	390,925
340,000		9.375% due 5/1/12	362,950
175,000		12.500% due 6/15/12	193,375
22,425,000		Pemex Project Funding Master Trust, Guaranteed Bonds, 9.500% due 9/15/27	28,446,113
37,000,000	MXN	Telefonos de Mexico SA de CV, Senior Notes, 8.799% due 1/31/16	3,253,051

		Total Mexico	32,646,414

Russia - 7.1%
22,800,000		Gaz Capital SA, Notes, 8.625% due 4/28/34 (d)	27,560,640
9,780,000		Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (d)	9,936,480
5,340,000		TNK-BP Finance SA, 7.500% due 7/18/16 (d)	5,409,116

		Total Russia	42,906,236

Venezuela - 0.5%
2,920,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (d)	2,868,900

		TOTAL CORPORATE BONDS & NOTES (Cost - $90,807,431)	91,964,929

Warrants
WARRANTS - 0.3%
11,745		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20	416,947
121,000		United Mexican States, Series XW05, Expires 11/9/06(c)*	423,500
97,000		United Mexican States, Series XW10, Expires 10/10/06*	363,750

See Notes to Schedule of Investments.

SALOMON BROTHERS EMERGING MARKETS DEBT FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2006

WARRANTS		SECURITY	VALUE
WARRANTS - 0.3% (continued)
90,000		United Mexican States, Series XW20, Expires 9/1/06*	$630,000

		TOTAL WARRANTS (Cost - $1,270,345)	1,834,197

CONTRACTS
PURCHASED OPTIONS - 0.0%
Argentina - 0.0%
15,500,000	EUR	Argentina, Call @ 30 EUR, expires 8/15/06	59,350
15,000,000	EUR	Argentina, Call @ 30 EUR, expires 9/27/06	57,436

		TOTAL PURCHASED OPTIONS (Cost - $1,303,936)	116,786

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $528,684,744)	550,304,102

FACE AMOUNT
SHORT-TERM INVESTMENTS - 8.4%
Repurchase Agreement - 8.3%
$49,699,000		Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 7/31/06, 5.250% due 8/1/06; Proceeds at maturity - $49,706,248; (Fully collateralized by U.S. Treasury Note, 4.500% due 11/15/15; Market value - $50,695,808) (Cost - $49,699,000) (c)	49,699,000

U.S. Government Agencies - 0.1%
800,000		Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, Series RB, 5.294% due 9/26/06 (f)(g)	793,522
150,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.236% due 9/25/06 (f)(g)	148,818

		Total U.S. Government Agencies (Cost - $942,322)	942,340

		TOTAL SHORT-TERM INVESTMENTS (Cost - $50,641,322)	50,641,340

		TOTAL INVESTMENTS - 100.0% (Cost - $579,326,066#)	$600,945,442

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is currently in default.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.

(c)	All or a portion of this security is segregated for open futures contracts and reverse repurchase agreements.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	Rate shown represents yield-to-maturity.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	All or a portion of this security is held by the counterparty as collateral for reverse repurchase agreements.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS —Argentine Peso

DEM —German Mark

EUR —Euro

FLIRB —Front-Loaded Interest Reduction Bonds

GDP —Gross Domestic Product

ITL —Italian Lira

MXN —Mexican Peso

PDI —Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Salomon Brothers Emerging Markets Debt Fund Inc. (the “Fund”) was incorporated in Maryland on April 16, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek total return. As a secondary objective, the Fund seeks high current income.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.

(d) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Notes to Schedule of Investments (unaudited) (continued)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,905,152
Gross unrealized depreciation	(5,285,776)

Net unrealized appreciation	$21,619,376

At July 31, 2006, the Fund had the following open reverse repurchase agreements:

FACE AMOUNT	SECURITY	VALUE
$7,661,000	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 7/21/06 bearing 4.500% to be repurchased at $7,700,263 on 8/31/06, collateralized by: $6,520,000 Republic of the Philippines, 10.625% due 3/16/25; Market Value (including accrued interest) - $8,629,668	$7,661,000
5,696,190	Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 7/7/06 bearing 0.400% to be repurchased at $5,698,342 on 8/10/06, collateralized by: $4,380,000 Republic of Turkey, 11.875% due 1/15/30; Market Value (including accrued interest) – $6,399,665	5,696,190
6,268,410	Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 7/7/06 bearing 0.200% to be repurchased at $6,270,325 on 8/31/06, collateralized by: $4,820,000 Republic of Turkey, 11.875% due 1/15/30; Market Value (including accrued interest) – $7,042,554	6,268,410
12,230,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 6/29/06 bearing 4.350% to be repurchased at $12,280,245 on 8/2/06, collateralized by: $10,000,000 Federative Republic of Brazil, 11.000% due 8/17/40; Market Value (including accrued interest) – $13,336,761	12,230,000
	Total Reverse Repurchase Agreements (Proceeds - $31,855,600)	$31,855,600

Transactions in reverse repurchase agreements for the Fund during the period ended July 31, 2006 were as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Outstanding
$14,127,371	2.51%	$31,855,600

Interest rates on reverse repurchase agreements ranged from 0.20% to 4.50% during the period ended July 31, 2006.

At July 31, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury 10 Year Notes	1,250	09/06	$131,528,290	$132,539,063	$(1,010,773)

ITEM 2.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Emerging Markets Debt Fund Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2006

By:	/s/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date: September 28, 2006